Loans by Facility (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	₨ 17,418,092.4	$ 211,924.7	₨ 14,409,544.0
Less: Allowance for credit losses	365,164.5	4,443.0	372,671.8	$ 4,534.3	₨ 343,528.7	₨ 198,833.2
Total	17,052,927.9	207,481.7	14,036,872.2
Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for credit losses	33,835.5		41,769.4		39,396.1	19,219.0
Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for credit losses	99,634.4		111,566.4		110,081.0	47,097.1
Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for credit losses	63,974.8		49,055.0		42,288.4	32,860.3
Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for credit losses	31,130.6		31,750.9		26,356.7	20,463.4
Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for credit losses	3,269.9		2,692.2		4,578.0	1,700.7
Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for credit losses	72,012.4		61,437.0		49,229.2	37,864.3
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	11,506,580.3	139,999.7	9,310,534.7
Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	1,221,097.6	14,857.0	1,042,793.0
Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	2,782,828.5	33,858.5	2,341,971.8
Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	3,378,625.2	41,107.5	2,617,087.1
Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	1,285,887.8	15,645.3	951,066.0
Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	1,020,901.6	12,421.2	830,882.4
Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	1,817,239.6	22,110.2	1,526,734.4
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	5,911,512.1	$ 71,925.0	5,099,009.3
Less: Allowance for credit losses	₨ 61,306.9		₨ 74,400.9		₨ 71,599.3	₨ 39,628.4